TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets (liabilities):
Allowance for doubtful accounts	$ 47	$ 47
Unrealized gains	174	146
Provisions for employee benefits	259	277
Inventory	957	920
Other temporary differences	257	199
Deferred tax assets - short-term- other accounts receivables	1,694	1,589	[1]
Goodwill and intangible assets	533	671
Property, plant and equipment	21	18
Provisions for employee benefits and other temporary differences	26	38
Tax credits carryforward	558	447
Capital and state tax losses carryforward	3,574	3,306
Net operating losses carryforward	373	419
Other	39	23
Deferred tax assets, before valuation allowance - Long-term	5,124	4,922
Valuation allowance	(3,574)	(3,306)		(1,823)	(184)
Deferred tax assets, net - Long-term	1,550	1,616
Other temporary differences deferred tax liabilities - short-term- other accounts payable	(592)	(40)	[1]
Property, plant and equipment and intangible assets	(1,736)	(1,003)
Other	(38)	(55)
Deferred tax Liabilities - Long-term	$ (1,774)	$ (1,058)

[1]	(*) Excluding held for sale assets at December 31, 2013